Note 10 - Asset Retirement Obligations - Asset Retirement Obligations (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Balance at beginning of the year	¥ 595,183	¥ 568,869
Liabilities incurred	31,980	45,169
Liabilities settled		(31,321)
Accretion expense	12,331	12,466
Balance at end of the year	¥ 639,494	¥ 595,183